Guarantees and commitments (Details 5) In Millions, except Share data, unless otherwise specified	Jun. 30, 2012 CHF	Dec. 31, 2011 CHF	Sep. 01, 2007 Hedging-Griffo Investimentos S.A.	Jun. 30, 2012 Hedging-Griffo Investimentos S.A. Banco Credit Suisse (Brasil) S.A. BRL	Jun. 30, 2012 Hedging-Griffo Investimentos S.A. Banco Credit Suisse (Brasil) S.A. CHF	Jun. 30, 2012 Irrevocable commitments under documentary credits CHF	Dec. 31, 2011 Irrevocable commitments under documentary credits CHF	Jun. 30, 2012 Loan commitments CHF	Dec. 31, 2011 Loan commitments CHF	Jun. 30, 2012 Forward reverse repurchase agreements CHF	Dec. 31, 2011 Forward reverse repurchase agreements CHF	Jun. 30, 2012 Other commitments CHF	Dec. 31, 2011 Other commitments CHF
Other commitments.
Maturity less than 1 year	205,879	190,347				4,529	5,638	151,782	154,394	47,775	28,885	1,793	1,430
Maturity greater than 1 year	66,977	64,999				36	43	65,135	62,809	0	0	1,806	2,147
Total gross amount	272,856	255,346				4,565	5,681	216,917	217,203	47,775	28,885	3,599	3,577
Total net amount	267,645	249,649				4,358	5,201	211,913	211,986	47,775	28,885	3,599	3,577
Collateral received	194,664	173,627				1,620	2,371	145,017	142,339	47,775	28,885	252	32
Unused revocable credit limits								131,551	134,901
Paid for the interests acquired				1,248	584
Percentage of interests acquired by the Group			50.00%
Number of shares acquired in addition to percentage of interest acquired			1